Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of measured an alternative

Items	Measurement bases
Defined benefit liabilities	Present value
Financial instruments measured at fair value through profit or loss (“FVTPL”)	Fair value